Income taxes, Reconciliation between Effective Income Tax Rate and Federal Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Reconciliation of Effective Income Tax Rate and Federal Statutory Income Tax Rate [Abstract]
Domestic	$ (4,788,451)	$ (7,403,278)
International	(7,278,780)	(2,395,924)
Net loss before income taxes	(12,067,231)	(9,799,202)
Expected recovery at statutory rate	(2,534,119)	(2,057,832)
Permanent book/tax differences	(33,892)	241,919
Change in valuation allowance	3,825,833	1,873,989
Current tax true up	(62,750)	28,463
Tax rate differential	0	0
Impact of foreign currency translation	0	(13,993)
Impact of acquisition	(1,195,073)	0
Total income tax expense	$ 0	$ 72,546